Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net loss	$ (12,309)	$ (9,590)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	5,499	4,952
Amortization of deferred dry-docking costs	401	430
Amortization and write-off of deferred finance charges	574	248
Amortization of convertible promissory note beneficial conversion feature	2,084	748
Stock based compensation	931	480
Adoption of revenue recognition accounting policy adjustment	(1,301)	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	1,589	(1,036)
Inventories	(1,947)	(1,204)
Other current assets	(404)	334
Deferred voyage expenses	(161)	0
Deferred charges - non current	(14)	(90)
Other non-current assets	1	5
Trade accounts and other payables	1,396	1,487
Accrued liabilities	(818)	116
Deferred revenue	2,900	(1,627)
Net cash used in operating activities	(1,579)	(4,747)
Cash flows from investing activities:
Vessels acquisitions and improvements	(67)	(32,729)
Other fixed assets, net	(550)	0
Net cash used in investing activities	(617)	(32,729)
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	0	2,713
Proceeds from long term debt and financial liability	43,050	18,000
Proceeds from related party debt	2,000	16,200
Repayments of long term debt	(40,317)	(5,752)
Payments of financing costs	(578)	(396)
Net cash provided by financing activities	4,155	30,765
Net increase/(decrease) in cash and cash equivalents and restricted cash	1,959	(6,711)
Cash and cash equivalents and restricted cash at beginning of period	11,039	15,908
Cash and cash equivalents and restricted cash at end of period	12,998	9,197
Cash paid during the period for:
Interest	9,570	6,343
Deposit - sale & leaseback	$ 1,325	$ 0